Annual Total Returns - Prospectus #2 - Calvert Ultra-Short Duration Income Fund	Sep. 30, 2022
Bar Chart Table:
Annual Return Caption	Calendar year-by-year total return
Class A
Bar Chart Table:
2013	0.90%
2014	0.55%
2015	0.21%
2016	1.90%
2017	1.39%
2018	1.15%
2019	3.31%
2020	0.65%
2021	0.43%
2022	(0.27%)